Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of income tax [text block]	34 – Income Taxes in € m. 2022 2021 2020 Current tax expense (benefit): Tax expense (benefit) for current year 919 847 739 Adjustments for prior years (132) 14 (46) Total current tax expense (benefit) 787 861 693 Deferred tax expense (benefit): Origination and reversal of temporary differences, unused tax losses and tax credits 381 108 (224) Effect of changes in tax law and/or tax rate (19) (26) (11) Adjustments for prior years (1,256) (20) (67) Total deferred tax expense (benefit) (894) 62 (302) Total income tax expense (benefit) (107) 923 391 Total deferred tax benefit includes benefits from previously unrecognized tax losses (tax credits/deductible temporary differences) and the reversal of previous write-downs of deferred tax assets and expenses arising from write-downs of deferred tax assets, which increased the deferred tax benefit by € 1.4 billion in 2022, decreased the deferred tax expense by € 242 million in 2021, and decreased the deferred tax benefit by € 96 million in 2020. Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit) in € m. 2022 2021 2020 Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2021 and 31.3% for 2020) 1,705 1,101 314 Foreign rate differential (115) (89) (39) Tax-exempt gains on securities and other income (217) (183) (181) Loss (income) on equity method investments (12) (11) (18) Nondeductible expenses 429 287 293 Impairments of goodwill (0) 1 0 Changes in recognition and measurement of deferred tax assets1 (1,891) (227) 96 Effect of changes in tax law and/or tax rate (19) (26) (11) Effect related to share-based payments (5) 1 (29) Other1 18 69 (34) Actual income tax expense (benefit) (107) 923 391 1 Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”. The Group is under continuous examinations by tax authorities in various jurisdictions. “Other” in the preceding table includes the effects of these examinations by the tax authorities. Changes in recognition and measurement of deferred tax assets in 2022 and 2021 mainly included the effect of the recognition of previously unrecognized deferred tax assets in the U.S. In determining the amount of deferred tax assets, the Group uses historical tax capacity and profitability information and, if relevant, forecasted operating results based upon approved business plans, including a review of the eligible carry-forward periods, available tax planning opportunities and other relevant considerations. The domestic income tax rate, including corporate tax, solidarity surcharge, and trade tax, used for calculating deferred tax assets and liabilities was 31.3 % for 2022, 2021 and 2020. Income taxes credited or charged to equity (other comprehensive income/additional paid in capital) in € m. 2022 2021 2020 Actuarial gains (losses) related to defined benefit plans (642) (207) 76 Net fair value gains (losses) attributable to credit risk related to financialliabilities designated as at fair value through profit or loss (25) 5 6 Financial assets mandatory at fair value through other comprehensive income: Unrealized net gains (losses) arising during the period 312 111 (204) Realized net gains (losses) arising during the period (reclassified to profit or loss) (61) 68 84 Derivatives hedging variability of cash flows: Unrealized net gains (losses) arising during the period 229 (2) 4 Net gains (losses) reclassified to profit or loss (18) 15 (1) Other equity movement: Unrealized net gains (losses) arising during the period 192 88 (19) Net gains (losses) reclassified to profit or loss 0 6 14 Income taxes credited (charged) to other comprehensive income (13) 84 (40) Other income taxes credited (charged) to equity 25 45 11 Major components of the Group’s gross deferred tax assets and liabilities in € m. Dec 31, 2022 Dec 31, 2021 Deferred tax assets: Unused tax losses 3,946 1,653 Unused tax credits 2 2 Deductible temporary differences: Trading activities, including derivatives 5,819 1,869 Employee benefits, including equity settled share based payments 1,653 2,533 Accrued interest expense 1,367 1,428 Loans and borrowings, including allowance for loans 791 892 Leases 865 857 Intangible Assets 43 52 Fair value OCI (IFRS 9) 387 53 Other assets 630 515 Other provisions 81 110 Other liabilities 1 10 Total deferred tax assets pre offsetting 15,585 9,974 Deferred tax liabilities: Taxable temporary differences: Trading activities, including derivatives 6,164 1,770 Employee benefits, including equity settled share based payments 245 296 Loans and borrowings, including allowance for loans 549 538 Leases 780 774 Intangible Assets 594 501 Fair value OCI (IFRS 9) 70 76 Other assets 371 214 Other provisions 85 82 Other liabilities 40 41 Total deferred tax liabilities pre offsetting 8,898 4,292 Deferred tax assets and liabilities, after offsetting in € m. Dec 31, 2022 Dec 31, 2021 Presented as deferred tax assets 7,225 6,180 Presented as deferred tax liabilities 538 498 Net deferred tax assets 6,687 5,682 The change in the balance of deferred tax assets and deferred tax liabilities might not equal the deferred tax expense/(benefit). In general, this is due to (1) deferred taxes that are booked directly to equity, (2) the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, (3) the acquisition and disposal of entities as part of ordinary activities and (4) the reclassification of deferred tax assets and liabilities which are presented otherwise on the face of the balance sheet as components of other assets and liabilities. In August 2022, the U.S. enacted the corporate alternative minimum tax (Inflation Reduction Act). These new provisions will take effect for the first time in 2023 and will generally apply to the Group´s U.S. operations. The corporate alternative minimum tax is imposed at a tax rate of 15 % on profits before tax determined under U.S. Generally Accepted Accounting Principles with some adjustments. To the extent an alternative minimum tax liability may arise in the future, a corresponding deferred tax asset on unused tax credits may generally be recognized, as such liability may be carried forward indefinitely as a tax credit. Items for which no deferred tax assets were recognized in € m. Dec 31, 2022¹ Dec 31, 2021¹ Deductible temporary differences (773) (988) Not expiring (9,462) (10,331) Expiring in subsequent period (0) 0 Expiring after subsequent period (471) (5,811) Unused tax losses (9,933) (16,142) Expiring after subsequent period (0) (20) Unused tax credits (1) (21) 1 Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes. Deferred tax assets were not recognized on these items because it is not probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. As of December 31, 2022 and December 31, 2021, the Group recognized deferred tax assets of € 2.4 billion and € 5.4 billion, respectively, that exceeded deferred tax liabilities in entities which have suffered a loss in either the current or preceding period. This is based on management’s assessment that it is probable that the respective entities will have taxable profits against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. In determining the amounts of deferred tax assets to be recognized, management uses historical profitability information and, if relevant, forecasted operating results, based upon approved business plans, including a review of the eligible carry-forward periods, tax planning opportunities and other relevant considerations. As of December 31, 2022 and December 31, 2021, the Group had temporary differences associated with the Group’s parent company’s investments in subsidiaries, branches and associates and interests in joint ventures of € 244 million and € 242 million respectively, in respect of which no deferred tax liabilities were recognized.